Reverse Recapitalization	12 Months Ended
Dec. 31, 2025
Disclosure of Reverse Recapitalization [Abstract]
Disclosure of Reverse Recapitalization [Text Block]
3.	Reverse Recapitalization
In connection with the Merger, issued and outstanding shares of Legacy Kodiak common stock (including converted redeemable convertible preferred stock), and warrants and options to purchase Legacy Kodiak common stock were converted into rights to receive shares, warrants, or options of Kodiak at the per share merger consideration of approximately 0.66 (the “Exchange Ratio”) based on the following events contemplated by the BCA and in connection with the Closing:

i.	Certain warrants to purchase shares of Legacy Kodiak redeemable convertible preferred stock were net exercised in exchange for shares of Legacy Kodiak redeemable convertible preferred stock;

ii.
Legacy Kodiak redeemable convertible preferred stock, including shares resulting from the net exercise of the preferred stock warrants described above, were converted into shares of Legacy Kodiak common stock at a one-for-one
conversion rate;

iii.	All outstanding SAFEs were converted into shares of Legacy Kodiak common stock;

iv.
All second lien loans outstanding at the Closing, excluding the $10.0 million SAFE from an affiliate of AACT that was exchanged for a second lien loan, were converted into shares of Legacy Kodiak common stock;

v.	Warrants to purchase shares of Legacy Kodiak common stock were vested in full and net exercised in exchange for shares of Legacy Kodiak common stock;

vi.	Legacy Kodiak common stock, including the shares issued as a result of the events described in items ii. through v. above, were converted into shares of Kodiak common stock;

vii.	Outstanding options to purchase shares of Legacy Kodiak common stock were exchanged for options to purchase shares of Kodiak common stock; and

viii.
Warrants to purchase shares of Legacy Kodiak preferred stock, not net exercised, were assumed by Kodiak and converted into the warrants to purchase shares of Kodiak common stock (the “Assumed Kodiak Warrants”).

Upon the consummation of the Merger, the 5,492,904 publicly held shares of AACT Class A ordinary shares were converted into shares of Kodiak common stock. In connection with the Merger, the Company received proceeds of $171.2 million, consisting of $145.0 million from certain investors (see below) and $26.2 million of cash held in AACT’s trust account after giving effect to redemptions. Legacy Kodiak incurred $32.0 million in transaction costs consisting of banking, legal, and other professional fees, of which $3.2 million was immediately expensed, $6.0 million was recorded as a reduction to the Series A cumulative redeemable convertible preferred stock, and $22.8 million was recorded as reduction to common stock additional paid-in
capital.
The Merger was accounted for as a reverse recapitalization. Under this method of accounting, AACT was treated as the acquired company and the Merger was treated as the equivalent of Legacy Kodiak issuing shares for the net assets of AACT, accompanied by a recapitalization. The accounting acquirer was primarily determined based on Legacy Kodiak stockholders having the largest voting interest in Kodiak and the ability to appoint the majority of the members of the board of directors as well as Legacy Kodiak management holding executive management roles in Kodiak and being responsible for the day-to-day
operations which are comprised of Legacy Kodiak activities.
The net assets of AACT were recognized at historical cost as of the Closing, with no goodwill or other intangible assets recorded. Operations prior to the merger presented are those of Legacy Kodiak and the accumulated deficit of Legacy Kodiak has been carried forward after the Closing.
Series A Preferred Investment
On September 15, 2025, in connection with a financing transaction related to the Merger, AACT entered into subscription agreements with certain institutional and accredited investors (collectively, the “Preferred Investors”) for an aggregate purchase price of $145.0 million. At the Closing, the Preferred Investors purchased shares of the Company’s Series A cumulative redeemable convertible preferred stock, par value $0.0001 per share (the “Series A Preferred Stock”), with a stated value of $1,200 per share (the “Stated Value”). Additionally, the Preferred Investors received warrants to purchase 125% of the shares of the Company’s common stock issuable upon conversion of the Series A Preferred Stock as of the Closing Date, at an exercise price of $12.00 per share (the “PIPE Warrants”). At the Closing, the Company issued an aggregate of 142,155 shares of the Series A Preferred Stock and an aggregate of 17,769,375 PIPE Warrants to purchase shares of its common stock to the Preferred Investors, for total gross proceeds of $145.0 million (see Note 12).
Non-Redemption
Agreements
On September 22, 2025, AACT and Legacy Kodiak entered into
non-redemption
agreements (the “NRA”) with certain unaffiliated third-party holders of AACT Class A ordinary shares (the
“Non-Redemption
Investors”). The
Non-Redemption
Investors agreed not to redeem, or to rescind their redemption requests for, an aggregate of 3,319,712 AACT Class A ordinary shares. The Company agreed to issue to the
Non-Redemption
Investors, for

no additional consideration, either (i) warrants to purchase shares of Kodiak common stock at an exercise price of $12.00 per share (the “NRA Warrants”) or (ii) shares of Kodiak common stock (the “NRA Shares”). At the Closing, the Company issued NRA Warrants to purchase 7,606,666 shares of its common stock (see Note 11) and 368,028 NRA Shares. As the NRA Shares and NRA Warrants represented a nonreciprocal transfer of value to certain AACT equity holders, their fair values – $3.2 million for the NRA Shares and $37.0 million for NRA Warrants – were expensed and recorded under loss on issuance of equity instruments
in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2025.
Public Warrants and Private Placement Warrants
Each of the then issued and outstanding 24,999,987 redeemable warrants of AACT automatically converted at the Closing into a redeemable warrant to purchase one share of Kodiak common stock (the “Public Warrants”). Additionally, each of the then issued and outstanding 14,300,000 private placement warrants of AACT automatically converted at the Closing into a warrant to purchase one share of Kodiak common stock (the “Private Placement Warrants”) (see Note 13).
Sponsor Earn Out Securities
In connection with the Closing, 12,500,000 Class A ordinary shares of AACT held by Ares Acquisition Holdings II LP (the “AACT Sponsor”), were converted into 12,500,000 shares of Kodiak common stock. Of these, 6,250,000 shares vested and became outstanding upon the Closing, while the remaining 6,250,000 shares (the “Sponsor Earn Out Securities”) are subject to vesting conditions.
The Sponsor Earn Out Securities will vest upon the achievement of a volume-weighted average closing price of Kodiak common stock equal to or greater than $18.00 per share, subject to adjustments as set forth in the BCA (the “Triggering Event I Threshold”), for at least 20 trading days within any 30 consecutive trading-day
period during the four-year period commencing September 24, 2025 (the “Earn Out Period”).
If a change of control occurs during the Earn Out Period that results in the holders of Kodiak common stock receiving a per share price equal to or greater than the Triggering Event I Threshold, the Sponsor Earn Out Securities will immediately vest as of the consummation of such change of control. The Sponsor Earn Out Securities are equity-classified instruments because the triggering event is an exercise contingency and not a settlement condition such that they are indexed to the Company’s own common stock.
Advisor Shares
The Company issued 1,091,519 shares of common stock (the “Legacy Kodiak Advisor Shares”) at the Closing to an advisor of Legacy Kodiak in a private placement in satisfaction of $12.5 million of fees payable to such advisor in respect of services provided in connection with the Merger.

The number of shares of Kodiak common stock issued and outstanding following the consummation of the Merger was as follows (in thousands):

Shares
AACT public shares	49,360
Less: redemptions of AACT public shares	(43,867)

AACT public shares, net of redemptions	5,493
AACT Sponsor shares outstanding	6,250

Total shares of AACT common stock outstanding prior to the Merger	11,743
Legacy Kodiak common stock	161,754
NRA Shares	368
Legacy Kodiak Advisor Shares	1,092

Total Kodiak common stock outstanding subsequent to the Merger	174,957

Earn Out Securities
As part of the Merger, immediately prior to the Closing, Legacy Kodiak security holders became eligible to receive, on a pro rata basis, 74,998,317 shares of Kodiak common stock and RSUs (collectively, the “Earn Out Securities”), which will be issued or vest, as applicable, upon achievement of specified stock-price-based milestones during the Earn Out Period, and, additionally in the case of the RSUs, upon satisfaction of service-based vesting conditions from the Closing to the date of each triggering event, as discussed below. The Earn Out Securities are divided into three equal tranches:

i.
24,999,439 Earn Out Securities that vest or are issued upon satisfaction of Triggering Event I (the volume weighted average closing sale price (“VWAP”) of Kodiak common stock equal to or greater than $18.00 per share for at least 20 out of 30 consecutive trading days, subject to adjustments provided in the BCA);

ii.	24,999,439 Earn Out Securities that vest or are issued upon satisfaction of Triggering Event II (VWAP ≥ $23.00 for at least 20 out of 30 consecutive trading days, subject to adjustments); and

iii.	24,999,439 Earn Out Securities that vest or are issued upon satisfaction of Triggering Event III (VWAP ≥ $28.00 for at least 20 out of 30 consecutive trading days, subject to adjustments).
In the event of a change of control during the
Earn-Out
Period that results in a
per-share
price for Kodiak common stock equal to or in excess of a triggering event threshold, the corresponding Triggering Event will be deemed to have occurred and the related Earn Out Securities shall be issued or vest immediately prior to the consummation of the change of control. Once issued after the triggering event, which is an exercise contingency and not a settlement condition, the Earn Out Securities are equity-classified instruments because they are indexed to the Company’s own common stock. As of December 31, 2025, the Company had not met any of the triggering events.